Share-based Compensation - Share-based Payment Arrangement, Option, Activity (Detail) - Share-based Payment Arrangement, Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding	11,096,360	12,860,000
Number of options, Granted		316,360
Number of options, Exercised	(7,420,000)
Number of options, Forfeited	(3,676,360)	(2,080,000)
Number of options, Outstanding	16,154,051	11,096,360
Weighted Average exercise price, Outstanding	$ 0.55	$ 0.53
Weighted Average exercise price, Granted		1.42
Weighted Average exercise price, Exercised	0.56
Weighted Average exercise price, Forfeited	0.52	0.55
Weighted Average exercise price, Outstanding	$ 0.1607	$ 0.55
Global Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding	19,463,440
Number of options, Granted		19,463,440
Number of options, Exercised	(707,396)
Number of options, Forfeited	(2,601,993)
Number of options, Outstanding	16,154,051	19,463,440
Weighted Average exercise price, Outstanding	$ 0.1607
Weighted Average exercise price, Granted		$ 0.1607
Weighted Average exercise price, Exercised	0.1607
Weighted Average exercise price, Outstanding	$ 0.1607	$ 0.1607
Number of options, Vested and exercisable at December 31, 2020	5,004,126
Weighted Average exercise price, Vested and exercisable at December 31, 2020	$ 0.1607